BUSINESS COMBINATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 03, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Acquisition description	On July 31, 2025, Genius Group Ltd acquired 100% of the equity interest of Tau Game Lodge, Matla Game Lodge, Entrepreneur Resorts Pte Ltd, PT Vision Villas from Entrepreneurs Resorts Limited for purchase consideration of $44,250,000, made up of 50,000,000 Genius Group Ltd ordinary shares. The Company will also make capital contribution of $1,000,000 to pay certain acquisition indebtedness, general working capital purposes and capital improvements related to the subsidiaries, in the form of a loan to be repaid by the subsidiaries.
Total consideration, installments	$ 89,254,550		$ 73,778,701
Total consideration, remaining	$ 7,363,087		$ 5,631,729
Pro education [member]
IfrsStatementLineItems [Line Items]
Total consideration		51.00%
Total consideration		$ 2,000,000
Total consideration, installments		1,000,000
Total consideration, remaining		$ 1,000,000